Intangible Assets, Note: Schedule of Intangible Assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets, gross	$ 25,858,093	$ 11,670,389	$ 11,670,389
Accumulated amortization	(6,037,513)	(3,419,894)	(1,100,799)
Intangible assets, net	19,820,580	8,250,495	10,569,590
Castrovilla customer base
Intangible assets, gross	2,458,250	2,458,250	2,458,250
Xnergy customer base
Intangible assets, gross	9,137,225	9,137,225	9,137,225
Intelligent Power patents
Intangible assets, gross	4,147,832
Millenium Power battery technology
Intangible assets, gross	10,039,872
Other intangible assets
Intangible assets, gross	$ 74,914	$ 74,914	$ 74,914